Segment and corporate information (Tables)	12 Months Ended
Dec. 31, 2023
Segment and corporate information
Schedule of segment and corporate information

Segment and corporate information
in € THOUS
	Care	Care	Total	Inter-segment
	Delivery	Enablement	Segment	eliminations	Corporate	Total
2023
Revenue from health care services(1)	14,166,796	—	14,166,796	—	—	14,166,796
Revenue from health care products(1)	184,021	3,795,101	3,979,122	—	—	3,979,122
Revenue from contracts with customers(1)	14,350,817	3,795,101	18,145,918	—	—	18,145,918
Revenue from insurance contracts(1)	1,227,140	—	1,227,140	—	—	1,227,140
Revenue from lease contracts(1)	—	80,559	80,559	—	—	80,559
Revenue from external customers	15,577,957	3,875,660	19,453,617	—	—	19,453,617
Inter-segment revenue	—	1,469,768	1,469,768	(1,469,768)	—	—
Revenue	15,577,957	5,345,428	20,923,385	(1,469,768)	—	19,453,617
Operating income (loss)	1,515,812	(66,521)	1,449,291	(12,705)	(67,148)	1,369,438
Interest						(336,423)
Income before income taxes						1,033,015
Depreciation and amortization	(1,125,625)	(457,497)	(1,583,122)	41,079	(70,694)	(1,612,737)
Impairment loss	(89,963)	(49,154)	(139,117)	—	(117)	(139,234)
Income (loss) from equity method investees	115,354	6,431	121,785	—	—	121,785
Total assets(1)	41,713,669	13,392,422	55,106,091	(31,135,993)	9,959,710	33,929,808
thereof investment in equity method investees(1)	642,928	—	642,928	—	—	642,928
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	776,134	528,769	1,304,903	(31,118)	42,953	1,316,738

2022
Revenue from health care services(1)	14,566,485	—	14,566,485	—	—	14,566,485
Revenue from health care products(1)	174,903	3,701,418	3,876,321	—	—	3,876,321
Revenue from contracts with customers(1)	14,741,388	3,701,418	18,442,806	—	—	18,442,806
Revenue from insurance contracts(1)	851,584	—	851,584			851,584
Revenue from lease contracts(1)	—	103,627	103,627	—	—	103,627
Revenue from external customers	15,592,972	3,805,045	19,398,017	—	—	19,398,017
Inter-segment revenue	—	1,548,091	1,548,091	(1,548,091)	—	—
Revenue	15,592,972	5,353,136	20,946,108	(1,548,091)	—	19,398,017
Operating income (loss)	1,686,296	(29,809)	1,656,487	181	(144,913)	1,511,755
Interest						(292,476)
Income before income taxes						1,219,279
Depreciation and amortization	(1,215,032)	(461,797)	(1,676,829)	14,743	(56,716)	(1,718,802)
Impairment loss	(85,009)	(31,381)	(116,390)	—	(3,171)	(119,561)
Income (loss) from equity method investees	72,809	(6,553)	66,256	—	303	66,559
Total assets(1)	40,550,380	14,114,579	54,664,959	(27,347,432)	8,436,587	35,754,114
thereof investment in equity method investees(1)	440,924	332,800	773,724	—	—	773,724
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	810,028	475,495	1,285,523	(19,592)	52,490	1,318,421

2021
Revenue from health care services(1)	13,175,762	—	13,175,762	—	—	13,175,762
Revenue from health care products(1)	154,919	3,469,032	3,623,951	—	—	3,623,951
Revenue from contracts with customers(1)	13,330,681	3,469,032	16,799,713	—	—	16,799,713
Revenue from insurance contracts(1)	700,520	—	700,520			700,520
Revenue from lease contracts(1)	—	118,452	118,452	—	—	118,452
Revenue from external customers	14,031,201	3,587,484	17,618,685	—	—	17,618,685
Inter-segment revenue	—	1,498,271	1,498,271	(1,498,271)	—	—
Revenue	14,031,201	5,085,755	19,116,956	(1,498,271)	—	17,618,685
Operating income (loss)	1,642,874	314,961	1,957,835	7,153	(112,698)	1,852,290
Interest						(280,429)
Income before income taxes						1,571,861
Depreciation and amortization	(1,129,982)	(415,154)	(1,545,136)	13,095	(53,326)	(1,585,367)
Impairment loss	(33,889)	(2,158)	(36,047)	—	(2,262)	(38,309)
Income (loss) from equity method investees	90,126	2,049	92,175	—	—	92,175
Total assets(1)	38,963,871	13,061,171	52,025,042	(25,882,333)	8,223,849	34,366,558
thereof investment in equity method investees(1)	460,018	326,887	786,905	—	—	786,905
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	1,097,429	427,710	1,525,139	(22,234)	53,959	1,556,864

(1)	These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.

Schedule of geographic operations

Geographic presentation
in € THOUS
			Rest of
	Germany	U.S.	the world	Total
2023
Revenue from external customers	484,238	13,506,250	5,463,129	19,453,617
Long-lived assets	2,053,635	18,932,918	3,255,850	24,242,403

2022
Revenue from external customers	487,281	13,380,091	5,530,645	19,398,017
Long-lived assets	1,517,741	20,833,093	4,188,962	26,539,796

2021
Revenue from external customers	511,390	11,956,116	5,151,179	17,618,685
Long-lived assets	1,478,579	19,560,616	4,249,377	25,288,572